Shareholder Report, Holdings (Details) - C000243875 [Member]	May 31, 2024
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%